T. ROWE PRICE Extended Equity Market Index Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  3.5%
Diversified Telecommunication Services  0.7%
AST SpaceMobile (1)(2) 34,205 2,834
Cogent Communications Holdings (1) 9,776 184
GCI Liberty, Class A (2) 657 24
GCI Liberty, Class C (2) 4,652 173
Globalstar (1)(2) 8,126 540
IDT, Class B  4,278 210
Iridium Communications  17,509 486
Liberty Global, Class A (2) 27,961 338
Liberty Global, Class C (2) 21,652 254
Liberty Latin America, Class C (2) 22,546 199
Lumen Technologies (2) 133,361 927
Shenandoah Telecommunications (1) 16,721 258
Uniti Group (2) 27,861 261
6,688
Entertainment  1.3%
AMC Entertainment Holdings, Class A (2) 51,181 50
Cinemark Holdings  14,470 413
Liberty Media Corp-Liberty Formula One, Class A (2) 5,561 434
Liberty Media Corp-Liberty Formula One, Class C (2) 30,371 2,582
Lionsgate Studios (2) 37,591 360
Madison Square Garden Entertainment (2) 7,383 435
Madison Square Garden Sports (2) 2,513 808
ROBLOX, Class A (2) 90,699 5,130
Roku (2) 17,534 1,659
Skillz (1)(2) 19,852 51
Sphere Entertainment (2) 6,018 707
Starz Entertainment (1)(2) 14,270 164
Vivid Seats, Class A (1)(2) 17,400 103
Warner Music Group, Class A  20,701 529
13,425
Interactive Media & Services  0.8%
Angi (1)(2) 13,682 94
Cargurus (2) 14,001 477
Cars.com (2) 17,820 145
fuboTV, Class A (1)(2) 5,024 47
IAC (2) 6,234 249
Match Group  27,261 837
MediaAlpha, Class A (2) 13,394 125

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pinterest, Class A (2) 86,226 1,581
Reddit, Class A (2) 17,576 2,367
Rumble (1)(2) 27,200 139
Shutterstock  6,900 115
Snap, Class A (2) 148,320 682
TripAdvisor (1)(2) 16,900 180
Trump Media & Technology Group (2) 22,135 205
Yelp (2) 10,192 252
Ziff Davis (2) 4,444 186
ZoomInfo Technologies (1)(2) 46,925 281
7,962
Media  0.6%
Cable One (2) 1,335 122
DoubleVerify Holdings (2) 27,954 266
Gray Media  16,400 71
Ibotta, Class A (1)(2) 5,186 155
John Wiley & Sons, Class A  7,356 280
Liberty Broadband, Class A (2) 3,286 165
Liberty Broadband, Class C (2) 15,760 793
Magnite (2) 23,458 279
New York Times, Class A  20,726 1,735
Nexstar Media Group  4,269 772
Sinclair  12,910 167
Sirius XM Holdings (1) 20,387 470
Thryv Holdings (2) 16,422 45
Versant Media Group (2) 17,277 640
5,960
Wireless Telecommunication Services  0.1%
Array Digital Infrastructure  2,857 132
Gogo (2) 22,563 91
Telephone & Data Systems  14,570 613
836
Total Communication Services 34,871
CONSUMER DISCRETIONARY  9.7%
Automobile Components  0.9%
Adient (2) 14,100 285
Autoliv  11,062 1,163
BorgWarner  24,908 1,351
Dana  16,305 549
Dorman Products (2) 3,907 408
Gentex  28,146 615
Gentherm (2) 7,300 203

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Goodyear Tire & Rubber (2) 38,131 253
LCI Industries  4,295 528
Lear  6,661 806
Mobileye Global, Class A (1)(2) 19,764 136
Motorcar Parts of America (2) 11,900 132
Patrick Industries  5,545 616
Phinia  6,482 444
QuantumScape (1)(2) 68,580 438
Solid Power (1)(2) 32,800 98
Standard Motor Products  6,888 239
Stoneridge (2) 21,236 103
Visteon  4,292 391
XPEL (2) 5,700 252
9,010
Automobiles  0.3%
Empery Digital (1)(2) 14,800 63
Harley-Davidson (1) 17,135 347
Lucid Group (1)(2) 20,875 199
Rivian Automotive, Class A (1)(2) 112,577 1,694
Thor Industries  6,889 550
Winnebago Industries  4,427 137
2,990
Broadline Retail  0.6%
Coupang (2) 190,282 3,593
Dillard's, Class A (1) 400 229
Etsy (2) 14,220 711
Kohl's  22,042 284
Macy's  31,452 569
Ollie's Bargain Outlet Holdings (2) 8,767 807
QVC Group (2) 9,300 20
6,213
Distributors  0.1%
Gold.com  4,771 191
LKQ  34,784 1,022
1,213
Diversified Consumer Services  1.0%
ADT  39,584 260
Bright Horizons Family Solutions (2) 7,992 656
Carriage Services  7,100 324
Clear Secure, Class A  13,657 661
Covista (2) 6,276 723
Duolingo (2) 5,688 561

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Frontdoor (2) 10,887 576
Graham Holdings, Class B  340 359
Grand Canyon Education (2) 4,386 746
H&R Block  20,045 636
KinderCare Learning (2) 17,800 39
Laureate Education (2) 23,158 807
Liberty Live Holdings, Class A (2) 2,814 258
Liberty Live Holdings, Class C (2) 7,046 663
Service Corp. International  22,831 1,884
Strategic Education  4,020 334
Stride (2) 6,578 580
Universal Technical Institute (2) 9,799 354
10,421
Hotels, Restaurants & Leisure  2.2%
Aramark  36,032 1,461
Bally's (1)(2) 7,000 67
BJ's Restaurants (2) 4,775 168
Boyd Gaming  8,425 692
Brinker International (2) 5,840 834
Caesars Entertainment (2) 27,546 728
Canterbury Park Holding  6,213 96
Cava Group (2) 13,343 1,079
Cheesecake Factory  5,840 320
Choice Hotels International (1) 2,530 262
Churchill Downs  9,598 862
Cracker Barrel Old Country Store  4,900 138
Dave & Buster's Entertainment (2) 10,200 110
Dine Brands Global (1) 6,600 173
DraftKings, Class A (2) 67,733 1,464
Dutch Bros, Class A (2) 19,684 997
Flutter Entertainment (2) 23,355 2,381
Hilton Grand Vacations (2) 8,961 351
Hyatt Hotels, Class A (1) 5,790 833
Jack in the Box (1) 7,432 72
Life Time Group Holdings (2) 18,802 506
Marriott Vacations Worldwide  4,752 309
Navan, Class A (2) 15,416 204
Papa John's International (1) 5,845 189
Penn Entertainment (2) 22,081 332
Planet Fitness, Class A (2) 12,872 957
Pursuit Attractions and Hospitality (2) 8,225 301
Red Robin Gourmet Burgers (1)(2) 23,500 69
Red Rock Resorts, Class A  7,631 407

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Serve Robotics (1)(2) 10,500 89
Shake Shack, Class A (2) 5,185 459
Sharplink (1)(2) 28,700 185
Six Flags Entertainment (1)(2) 17,052 303
Sweetgreen, Class A (1)(2) 25,952 135
Texas Roadhouse  8,710 1,438
Travel + Leisure  10,868 752
United Parks & Resorts (1)(2) 4,767 156
Vail Resorts (1) 4,574 587
Wendy's  31,039 216
Wingstop  4,562 707
Wyndham Hotels & Resorts  8,875 721
22,110
Household Durables  1.4%
Cavco Industries (2) 1,213 587
Century Communities  4,065 233
Champion Homes (2) 7,259 540
Cricut, Class A (1) 13,400 50
Flexsteel Industries  2,994 135
Green Brick Partners (2) 6,308 407
Helen of Troy (2) 10,900 157
Hovnanian Enterprises, Class A (2) 1,384 153
Installed Building Products  3,887 1,031
KB Home  9,407 487
La-Z-Boy  7,961 256
Lovesac (1)(2) 5,600 83
M/I Homes (2) 3,260 399
Meritage Homes  8,500 526
Mohawk Industries (2) 7,057 695
SharkNinja (2) 11,136 1,179
Smith Douglas Homes (1)(2) 12,300 157
Somnigroup International  26,215 1,938
Sonos (2) 21,901 293
Taylor Morrison Home (2) 11,488 669
Toll Brothers  13,377 1,826
TopBuild (2) 3,728 1,310
Tri Pointe Homes (2) 16,119 753
Universal Electronics (2) 15,100 62
Whirlpool (1) 7,030 379
14,305
Leisure Products  0.3%
Acushnet Holdings  5,075 474
Brunswick  7,663 558

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Callaway Golf (2) 20,700 287
Malibu Boats, Class A (1)(2) 5,700 148
Marine Products  15,800 115
Mattel (2) 46,731 679
Peloton Interactive, Class A (2) 50,674 217
Polaris  5,610 306
YETI Holdings (2) 13,451 492
3,276
Specialty Retail  2.4%
1-800-Flowers.com, Class A (1)(2) 21,800 66
Abercrombie & Fitch, Class A (2) 6,976 637
Academy Sports & Outdoors  10,803 610
Advance Auto Parts  10,436 550
American Eagle Outfitters  21,777 364
America's Car-Mart (1)(2) 7,800 99
Asbury Automotive Group (2) 2,421 473
AutoNation (2) 3,194 624
Bath & Body Works  35,413 661
Boot Barn Holdings (2) 4,582 671
Burlington Stores (2) 8,341 2,714
Caleres  16,330 172
CarMax (2) 16,395 682
Chewy, Class A (2) 32,582 880
Children's Place (1)(2) 13,600 46
Dick's Sporting Goods (1) 7,538 1,495
Five Below (2) 7,824 1,788
Floor & Decor Holdings, Class A (2) 16,171 821
GameStop, Warrants, 9/10/30 (2) 5,535 21
GameStop, Class A (2) 55,355 1,275
Gap  28,758 696
Genesco (2) 5,100 148
Group 1 Automotive  1,689 558
Lithia Motors  3,192 797
Monro  8,946 143
Murphy USA  2,631 1,300
National Vision Holdings (2) 15,322 397
OneWater Marine, Class A (1)(2) 11,700 111
Penske Automotive Group  2,304 344
PetMed Express (1)(2) 38,500 88
RealReal (2) 17,800 162
RH (2) 2,394 335
Sally Beauty Holdings (2) 18,700 259
Signet Jewelers  6,243 528

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sleep Number (1)(2) 18,900 34
Sonic Automotive, Class A  2,562 176
Stitch Fix, Class A (2) 33,100 110
Upbound Group  7,450 134
Urban Outfitters (2) 7,100 450
Valvoline (2) 17,181 579
Victoria's Secret (2) 11,524 534
Warby Parker, Class A (2) 14,832 312
Wayfair, Class A (2) 14,755 1,110
23,954
Textiles, Apparel & Luxury Goods  0.5%
Capri Holdings (2) 14,840 261
Carter's  5,889 211
Columbia Sportswear  3,462 190
Crocs (2) 7,006 582
Figs, Class A (2) 23,000 340
G-III Apparel Group  6,785 188
Kontoor Brands  6,756 475
Levi Strauss, Class A  4,202 78
Movado Group  9,605 235
Oxford Industries (1) 4,800 185
PVH  5,982 417
Steven Madden  9,656 327
Superior Group  12,443 126
Under Armour, Class A (1)(2) 21,900 129
Under Armour, Class C (1)(2) 20,100 116
VF  47,329 804
Wolverine World Wide  12,328 201
4,865
Total Consumer Discretionary 98,357
CONSUMER STAPLES  2.9%
Beverages  0.4%
Boston Beer, Class A (2) 1,200 276
Celsius Holdings (2) 22,632 803
Coca-Cola Consolidated  7,420 1,423
National Beverage (2) 4,583 154
Primo Brands  32,672 615
Vita Coco (2) 6,942 333
Willamette Valley Vineyards (2) 10,850 28
3,632
Consumer Staples Distribution & Retail  1.5%
Albertsons, Class A  44,631 760

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Andersons  5,360 385
BJ's Wholesale Club Holdings (2) 17,934 1,765
Casey's General Stores  5,028 3,660
Chefs' Warehouse (2) 6,100 363
Grocery Outlet Holding (1)(2) 25,500 180
Ingles Markets, Class A  3,900 351
Maplebear (2) 25,174 943
Performance Food Group (2) 20,452 1,752
PriceSmart  3,450 519
Sprouts Farmers Market (2) 14,021 1,081
U.S. Foods Holding (2) 30,226 2,787
United Natural Foods (2) 9,300 419
14,965
Food Products  0.7%
B&G Foods (1) 39,400 190
Cal-Maine Foods  7,255 574
Darling Ingredients (2) 20,436 1,264
Flowers Foods (1) 33,083 270
Fresh Del Monte Produce  8,200 330
Freshpet (2) 8,401 495
Ingredion  8,072 909
John B. Sanfilippo & Son  3,342 265
Lamb Weston Holdings  23,862 1,008
Marzetti  3,028 419
Pilgrim's Pride  5,587 211
Post Holdings (2) 6,155 609
Simply Good Foods (2) 14,785 212
Treehouse Foods (2)(3) 6,708 —
Utz Brands  22,900 181
Vital Farms (1)(2) 9,167 130
Westrock Coffee (1)(2) 39,100 166
7,233
Household Products  0.1%
Central Garden & Pet (2) 4,813 177
Central Garden & Pet, Class A (2) 10,652 345
Energizer Holdings  9,250 152
Spectrum Brands Holdings (1) 3,493 258
WD-40  2,193 447
1,379
Personal Care Products  0.2%
BellRing Brands (2) 19,926 320
Coty, Class A (2) 28,748 58

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Edgewell Personal Care  8,050 172
elf Beauty (2) 9,992 605
Interparfums (1) 3,289 299
Lifevantage (1) 12,900 56
Nu Skin Enterprises, Class A  11,100 81
Upexi (1)(2) 20,500 20
1,611
Tobacco  0.0%
Turning Point Brands  2,975 258
Universal  3,808 201
459
Total Consumer Staples 29,279
ENERGY  5.4%
Energy Equipment & Services  1.6%
Archrock  21,788 758
Atlas Energy Solutions (1) 14,436 189
Cactus, Class A  6,981 331
DMC Global (2) 13,600 71
Expro Group Holdings (2) 23,809 415
Flowco Holdings, Class A  9,188 189
Forum Energy Technologies (2) 6,173 362
Helix Energy Solutions Group (2) 15,300 151
Helmerich & Payne  15,026 541
Kodiak Gas Services  11,393 664
Liberty Energy  23,880 688
Nabors Industries (2) 3,985 343
Noble  14,854 729
NOV  49,405 929
Oceaneering International (2) 13,542 480
Oil States International (2) 23,678 276
Patterson-UTI Energy  48,051 520
ProPetro Holding (2) 18,000 259
Seadrill (2) 5,323 242
Solaris Energy Infrastructure  5,869 332
TechnipFMC  61,326 4,240
TETRA Technologies (2) 30,241 258
Tidewater (2) 7,911 661
Transocean (2) 125,920 835
Valaris (2) 7,900 775
Weatherford International  11,114 1,051
16,289

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  3.8%
Antero Midstream  41,150 938
Antero Resources (2) 37,345 1,585
California Resources  11,159 772
Centrus Energy, Class A (1)(2) 2,695 468
Cheniere Energy  29,129 8,266
Chord Energy  6,670 948
CNX Resources (2) 19,445 750
Comstock Resources (2) 14,200 299
Core Natural Resources  6,925 725
Crescent Energy, Class A  25,596 346
Delek U.S. Holdings  9,216 415
Dorian LPG  7,169 245
DT Midstream  11,438 1,540
Green Plains (2) 15,871 261
Gulfport Energy (2) 2,064 437
HF Sinclair  26,014 1,623
HighPeak Energy (1) 32,700 226
International Seaways  5,600 408
Kinetik Holdings (1) 6,716 325
Lightbridge (2) 6,800 73
Magnolia Oil & Gas, Class A  28,971 915
Matador Resources  16,689 1,054
Murphy Oil  17,271 712
Northern Oil & Gas  8,393 245
Ovintiv  38,956 2,312
Par Pacific Holdings (2) 11,000 689
PBF Energy, Class A  15,346 731
Peabody Energy  16,937 558
Permian Resources, Class A  111,689 2,381
Range Resources  36,100 1,631
REX American Resources (2) 7,910 360
SandRidge Energy  16,893 276
SM Energy  30,394 948
Talos Energy (2) 24,800 391
Uranium Energy (2) 78,123 1,055
Venture Global, Class A  66,357 1,046
Viper Energy, Class A  29,051 1,365
Vitesse Energy (1) 9,283 169
World Kinect  10,990 254
37,742
Total Energy 54,031

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  15.6%
Banks  6.2%
1st Source  5,161 357
Amalgamated Financial  7,504 292
Ameris Bancorp  10,063 785
Arrow Financial  13,030 437
Associated Banc-Corp  28,723 743
Atlantic Union Bankshares  17,536 627
Axos Financial (2) 8,369 712
Banc of California  22,247 391
BancFirst  2,817 306
Bancorp (2) 7,786 418
Bank of Hawaii  5,166 384
Bank OZK  14,870 682
BankUnited  10,082 455
Banner  4,471 271
Beacon Financial  16,443 493
BOK Financial  4,052 519
Capitol Federal Financial  29,044 207
Cathay General Bancorp  7,294 364
Central BanCo  8,830 212
City Holding  2,357 282
Columbia Banking System  43,487 1,193
Commerce Bancshares  14,390 708
Community Financial System  9,592 563
ConnectOne Bancorp  11,183 299
Cullen/Frost Bankers  8,450 1,158
Customers Bancorp (2) 5,639 391
CVB Financial (1) 26,609 516
Dime Community Bancshares  8,900 301
East West Bancorp  20,640 2,204
Eastern Bankshares  28,895 565
Enterprise Financial Services  4,053 219
FB Financial  5,601 291
First Bancorp North Carolina (1) 8,897 501
First BanCorp Puerto Rico  36,988 790
First Busey  13,229 334
First Citizens BancShares, Class A  1,390 2,620
First Commonwealth Financial  17,900 315
First Community Bankshares  5,125 213
First Financial  7,410 468
First Financial Bancorp  13,000 362
First Financial Bankshares  19,107 563

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Foundation (2) 32,800 194
First Hawaiian  14,873 367
First Horizon  72,942 1,660
First Interstate BancSystem, Class A  12,919 432
First Merchants  10,972 425
First United  6,901 253
Flagstar Bank  36,777 484
Flushing Financial  19,125 294
FNB  38,112 637
Fulton Financial  28,578 581
German American Bancorp  9,715 406
Glacier Bancorp  15,455 690
Hancock Whitney  12,355 786
Hilltop Holdings  6,936 248
Home BancShares  20,125 542
Hope Bancorp  25,700 287
Independent Bank  6,665 501
International Bancshares  7,972 536
Kearny Financial  29,937 226
Lakeland Financial  6,657 382
Mechanics Bancorp, Class A (1) 8,965 132
Metropolitan Bank Holding  3,017 251
MVB Financial  9,908 246
National Bank Holdings, Class A  8,984 352
NB Bancorp  12,585 265
NBT Bancorp  6,411 273
Nicolet Bankshares  3,393 504
Northrim BanCorp  12,727 291
Northwest Bancshares  24,083 306
OceanFirst Financial  16,200 292
OFG Bancorp  12,892 522
Old National Bancorp  32,815 725
Park National  2,536 415
Peapack-Gladstone Financial  9,257 326
Peoples Bancorp  9,913 326
Pinnacle Financial Partners  20,657 1,779
Popular  11,226 1,506
Preferred Bank  3,072 279
Prosperity Bancshares  12,713 854
Provident Financial Services  16,823 356
Renasant  10,633 384
S&T Bancorp  9,203 385
Seacoast Banking  11,639 353

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ServisFirst Bancshares  8,269 602
Simmons First National, Class A  16,979 330
Southside Bancshares  12,890 401
SOUTHSTATE BANK  10,953 1,013
Stock Yards Bancorp  5,580 370
Texas Capital Bancshares (2) 7,749 735
Tompkins Financial  5,023 396
Towne Bank  15,145 510
TriCo Bancshares  7,900 376
Triumph Financial (2) 4,365 260
TrustCo Bank  10,715 469
Trustmark  12,953 546
UMB Financial  10,409 1,174
United Bankshares  22,019 912
United Community Banks  16,137 508
Univest Financial  9,560 328
Valley National Bancorp  45,219 555
WaFd  5,368 169
Washington Trust Bancorp  12,292 411
Webster Financial  26,100 1,812
WesBanco  13,991 483
West BanCorp  11,401 271
Westamerica BanCorp  5,946 310
Western Alliance Bancorp  17,910 1,269
Western New England Bancorp  26,863 347
Wintrust Financial  8,340 1,159
WSFS Financial  8,518 558
Zions Bancorp  17,153 988
61,826
Capital Markets  2.7%
Affiliated Managers Group  3,688 1,021
Artisan Partners Asset Management, Class A  9,764 355
Bakkt (1)(2) 4,100 30
BGC Group, Class A  49,221 481
Blue Owl Capital (1) 78,961 721
BRC Group Holdings (2) 15,100 111
Carlyle Group  34,847 1,686
Cohen & Steers  4,000 250
DigitalBridge Group  22,400 345
Dominari Holdings  19,200 62
Donnelley Financial Solutions (2) 6,165 291
Evercore, Class A  5,090 1,519
Federated Hermes  14,447 819

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Galaxy Digital, Class A (1)(2) 26,278 485
Hamilton Lane, Class A  6,522 648
Houlihan Lokey  6,397 919
Janus Henderson Group  18,652 958
Jefferies Financial Group  19,593 809
Lazard  18,495 786
LPL Financial Holdings  11,148 3,354
MarketAxess Holdings  5,128 846
Moelis, Class A  9,466 540
Morningstar  3,695 625
Piper Sandler  10,168 778
PJT Partners, Class A  3,524 492
SEI Investments  10,743 843
StepStone Group, Class A  10,977 524
Stifel Financial  19,017 1,406
StoneX Group (2) 13,285 1,071
TPG  21,109 855
Tradeweb Markets, Class A  17,858 2,101
Victory Capital Holdings, Class A  4,929 323
Virtu Financial, Class A  13,247 583
Virtus Investment Partners  1,224 164
WisdomTree (1) 25,737 375
27,176
Consumer Finance  1.1%
Ally Financial  33,289 1,306
Bread Financial Holdings  6,887 516
Credit Acceptance (1)(2) 900 381
Dave (2) 1,600 278
DeFi Development (1)(2) 13,900 46
Encore Capital Group (2) 5,000 351
Enova International (2) 4,152 564
EZCORP, Class A (1)(2) 17,751 450
Figure Technology Solutions, Class A (2) 4,280 145
FirstCash Holdings  5,306 997
Green Dot, Class A (2) 21,900 246
Katapult Holdings (2) 8,500 60
Navient  20,000 164
Nelnet, Class A  1,110 143
NerdWallet, Class A (2) 13,179 137
OneMain Holdings  19,645 1,051
PRA Group (2) 8,506 149
PROG Holdings  8,919 256
SLM  32,700 700

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SoFi Technologies (2) 172,084 2,733
Upstart Holdings (1)(2) 12,882 330
11,003
Financial Services  1.9%
Affirm Holdings (2) 40,429 1,853
Cannae Holdings (1) 23,400 266
Corebridge Financial  42,576 1,016
Equitable Holdings  46,412 1,722
Essent Group  14,443 844
Euronet Worldwide (2) 6,167 409
EVERTEC  13,431 379
Federal Agricultural Mortgage, Class C  1,802 267
Flywire (2) 20,300 236
HA Sustainable Infrastructure Capital  16,650 612
Jackson Financial, Class A  7,750 819
Marqeta, Class A (2) 69,277 283
MGIC Investment  28,322 744
NCR Atleos (2) 9,460 412
NewtekOne  13,474 148
NMI Holdings, Class A (2) 9,811 368
Onity Group (2) 4,762 187
Payoneer Global (2) 64,779 313
PennyMac Financial Services  4,095 358
Radian Group  15,703 520
Remitly Global (2) 26,042 408
Rocket, Class A (2) 133,897 1,908
Shift4 Payments, Class A (1)(2) 9,498 415
Toast, Class A (2) 64,244 1,703
Voya Financial  17,101 1,168
Walker & Dunlop  5,382 239
Western Union (1) 50,039 437
WEX (2) 4,889 748
18,782
Insurance  2.9%
American Financial Group  8,879 1,134
Assured Guaranty  8,838 720
Ategrity Specialty Holdings (2) 4,900 97
Axis Capital Holdings  12,862 1,304
Baldwin Insurance Group (1)(2) 12,751 280
Bowhead Specialty Holdings (2) 10,400 233
Brighthouse Financial (2) 9,283 556
CNA Financial  518 24
CNO Financial Group  18,631 765

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
eHealth (2) 24,500 32
F&G Annuities & Life  1,919 49
Fidelity National Financial  31,991 1,484
First American Financial  14,377 867
Genworth Financial (2) 79,006 641
Goosehead Insurance, Class A (2) 5,108 218
Hanover Insurance Group  6,691 1,160
Hippo Holdings (2) 6,500 169
Horace Mann Educators  8,351 356
James River Group Holdings  28,500 180
Kemper  10,111 309
Kinsale Capital Group  2,820 963
Lemonade (2) 9,000 564
Lincoln National  22,003 781
Markel Group (2) 1,623 3,107
MBIA (1)(2) 22,000 130
Mercury General  5,590 493
Octave Specialty Group (2) 23,800 111
Old Republic International  27,671 1,104
Palomar Holdings (2) 4,755 568
Primerica  4,797 1,202
ProAssurance (2) 13,640 337
Reinsurance Group of America  7,848 1,602
RenaissanceRe Holdings  7,096 2,109
RLI  8,194 467
Root, Class A (2) 1,305 58
Ryan Specialty Holdings  15,252 515
Safety Insurance Group  3,486 253
Selective Insurance Group  6,712 506
Skyward Specialty Insurance Group (2) 7,589 331
Stewart Information Services  4,480 276
TWFG (2) 10,086 185
United Fire Group  8,838 328
Unum Group  19,620 1,433
White Mountains Insurance Group  307 674
28,675
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1)(2) 13,145 254
AGNC Investment, REIT (1) 132,415 1,328
Annaly Capital Management, REIT  100,760 2,131
Apollo Commercial Real Estate Finance, REIT (1) 10,400 110
Arbor Realty Trust, REIT (1) 26,943 208
Blackstone Mortgage Trust, Class A, REIT  24,104 462

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
BrightSpire Capital, REIT (1) 35,100 196
Ellington Financial, REIT (1) 14,005 166
KKR Real Estate Finance Trust, REIT  28,011 171
Ladder Capital, REIT  27,500 269
MFA Financial, REIT  28,122 269
PennyMac Mortgage Investment Trust, REIT (1) 21,600 252
Ready Capital, REIT (1) 13,636 22
Redwood Trust, REIT  37,467 210
Rithm Capital, REIT  90,039 854
Starwood Property Trust, REIT  31,262 538
TPG RE Finance Trust, REIT  26,100 204
7,644
Total Financials 155,106
HEALTH CARE  13.9%
Biotechnology  7.2%
4D Molecular Therapeutics (2) 14,632 136
89Bio, CVR (1)(2)(3) 17,700 —
Absci (1)(2) 22,800 68
ACADIA Pharmaceuticals (2) 20,210 450
ADMA Biologics (2) 33,582 303
Agenus (1)(2) 24,500 82
Agios Pharmaceuticals (2) 10,063 340
Aldeyra Therapeutics (2) 35,091 59
Alkermes (2) 30,434 1,076
Alnylam Pharmaceuticals (2) 18,180 6,015
Amicus Therapeutics (2) 42,257 611
AnaptysBio (2) 5,239 291
Apellis Pharmaceuticals (2) 15,453 622
Apogee Therapeutics (2) 7,151 602
Arcellx (2) 6,335 727
Arcturus Therapeutics Holdings (1)(2) 11,700 90
Arcus Biosciences (2) 15,700 339
Arcutis Biotherapeutics (2) 16,466 388
Ardelyx (2) 41,400 248
Arrowhead Pharmaceuticals (2) 19,471 1,221
Atrium Therapeutics (2) 2,227 30
Avalo Therapeutics (1)(2) 6,000 90
Beam Therapeutics (1)(2) 15,048 359
Bicara Therapeutics (2) 7,396 147
Biohaven (2) 20,025 169
BioMarin Pharmaceutical (2) 23,745 1,341
Bridgebio Pharma (2) 23,442 1,741
C4 Therapeutics (2) 71,546 188

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cabaletta Bio (1)(2) 14,700 40
CareDx (2) 9,616 167
Cargo Therapeutics, CVR (1)(2)(3) 19,273 —
Catalyst Pharmaceuticals (2) 14,633 362
Celcuity (1)(2) 5,128 585
Celldex Therapeutics (2) 12,325 391
CG oncology (2) 10,763 728
Cogent Biosciences (2) 21,800 839
Corbus Pharmaceuticals Holdings (1)(2) 12,572 118
Crescent Biopharma (2) 8,300 152
CRISPR Therapeutics (2) 13,560 645
Cullinan Therapeutics (2) 16,384 233
Cytokinetics (2) 17,887 1,179
Damora Therapeutics (2) 4,323 112
Day One Biopharmaceuticals (2) 17,862 383
Denali Therapeutics (2) 22,945 441
Dianthus Therapeutics (2) 4,722 396
Disc Medicine (2) 5,499 352
Dyne Therapeutics (2) 20,700 375
Editas Medicine (2) 43,300 107
Emergent BioSolutions (2) 7,500 62
Entrada Therapeutics (2) 16,595 209
Erasca (2) 14,917 241
Exelixis (2) 36,106 1,549
Generation Bio (2)(3) 7,536 —
GRAIL (2) 4,886 252
Halozyme Therapeutics (2) 16,543 1,069
Ideaya Biosciences (2) 14,722 490
IGM Biosciences, CVR (2)(3) 12,085 —
Immunome (2) 19,722 431
Immunovant (2) 11,863 295
Insmed (2) 29,371 4,803
Instil Bio (1)(2) 8,700 72
Intellia Therapeutics (1)(2) 19,563 251
Ionis Pharmaceuticals (2) 22,644 1,700
Iovance Biotherapeutics (2) 40,671 143
Janux Therapeutics (2) 9,959 138
Karyopharm Therapeutics (2) 10,886 61
Keros Therapeutics (2) 9,900 109
Korro Bio (2) 6,500 74
Krystal Biotech (2) 3,630 938
Kymera Therapeutics (2) 10,400 866
Kyverna Therapeutics (1)(2) 16,677 144

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lyell Immunopharma (2) 6,557 131
Madrigal Pharmaceuticals (2) 2,677 1,401
MannKind (2) 48,692 119
Metsera Inc, CVR (2)(3) 8,574 —
Mirum Pharmaceuticals (2) 7,357 680
Monte Rosa Therapeutics (2) 21,816 359
Myriad Genetics (2) 27,996 126
Natera (2) 19,972 3,994
Neurocrine Biosciences (2) 13,866 1,827
Novavax (1)(2) 25,157 205
Nurix Therapeutics (2) 16,957 263
Nuvalent, Class A (2) 7,365 755
ORIC Pharmaceuticals (2) 16,566 210
Oruka Therapeutics (1)(2) 10,471 514
Palvella Therapeutics (1)(2) 2,146 267
Praxis Precision Medicines (2) 3,873 1,248
Prime Medicine (2) 19,700 69
Protagonist Therapeutics (2) 9,285 979
Prothena (2) 21,981 214
PTC Therapeutics (2) 11,180 762
Recursion Pharmaceuticals, Class A (1)(2) 75,400 231
REGENXBIO (2) 16,100 135
Relay Therapeutics (2) 39,382 392
Replimune Group (1)(2) 23,934 183
Revolution Medicines (2) 27,020 2,628
Rhythm Pharmaceuticals (2) 9,162 797
Rocket Pharmaceuticals (2) 32,596 117
Roivant Sciences (2) 62,529 1,732
Sana Biotechnology (1)(2) 30,000 86
Sarepta Therapeutics (2) 14,046 306
Scholar Rock Holding (2) 16,957 834
Sionna Therapeutics (2) 4,438 178
Soleno Therapeutics (2) 9,525 319
Spyre Therapeutics (2) 10,142 512
Summit Therapeutics (1)(2) 22,288 423
Syndax Pharmaceuticals (2) 14,433 337
TG Therapeutics (1)(2) 19,003 631
Tonix Pharmaceuticals Holding (1)(2) 5,400 74
Travere Therapeutics (2) 12,900 383
Twist Bioscience (2) 9,313 443
Ultragenyx Pharmaceutical (2) 16,156 338
uniQure (2) 10,360 169
United Therapeutics (2) 5,927 3,515

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vaxcyte (2) 18,027 1,048
Vera Therapeutics (2) 12,389 498
Veracyte (2) 11,500 370
Vericel (2) 8,805 283
Viking Therapeutics (1)(2) 16,926 551
Vir Biotechnology (2) 28,800 258
Viridian Therapeutics (2) 13,300 260
Vor BioPharma (2) 6,600 118
Voyager Therapeutics (2) 35,500 137
Xencor (2) 20,736 250
71,894
Health Care Equipment & Supplies  1.7%
Artivion (2) 7,508 275
AtriCure (2) 9,700 277
Beta Bionics (1)(2) 9,558 96
ClearPoint Neuro (1)(2) 11,400 104
CONMED  4,941 175
DENTSPLY SIRONA  33,855 393
Embecta  12,300 109
Enovis (2) 10,784 245
Envista Holdings (2) 23,543 597
Glaukos (2) 7,710 830
Globus Medical, Class A (2) 15,041 1,296
Haemonetics (2) 6,774 382
ICU Medical (2) 2,810 363
Inogen (2) 20,000 124
Inspire Medical Systems (2) 4,081 210
Integer Holdings (2) 3,837 338
Integra LifeSciences Holdings (2) 9,900 93
IRhythm Holdings (2) 4,457 526
Kestra Medical Technologies (1)(2) 6,041 120
Lantheus Holdings (2) 10,605 804
LeMaitre Vascular  3,871 423
LivaNova (2) 6,500 413
Masimo (2) 7,212 1,283
Medline, Class A (2) 44,892 1,998
Merit Medical Systems (2) 9,101 627
Neogen (2) 32,340 300
Omnicell (2) 7,612 254
OraSure Technologies (2) 31,882 96
Orthofix Medical (2) 17,980 206
Outset Medical (2) 13,800 53
Penumbra (2) 5,885 1,932

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
PROCEPT BioRobotics (2) 9,869 247
QuidelOrtho (2) 9,800 161
RxSight (2) 14,600 90
Senseonics Holdings (1)(2) 18,900 126
Sharps Technology (2) 20,800 35
Solana (2) 15,700 27
STAAR Surgical (2) 10,400 194
Tactile Systems Technology (2) 7,950 208
Teleflex  4,693 561
TransMedics Group (2) 4,784 476
UFP Technologies (2) 1,289 249
17,316
Health Care Providers & Services  1.8%
Acadia Healthcare (1)(2) 12,521 293
Addus HomeCare (2) 2,305 216
Alignment Healthcare (2) 24,557 433
AMN Healthcare Services (2) 8,393 154
Ardent Health (2) 7,314 63
Astrana Health (2) 7,200 177
Billiontoone, Class A (1)(2) 1,221 96
BrightSpring Health Services (2) 21,090 899
Brookdale Senior Living (2) 32,407 443
Castle Biosciences (2) 7,500 184
Chemed  1,818 687
Concentra Group Holdings Parent  23,712 509
CorVel (2) 5,394 295
Cross Country Healthcare (1)(2) 10,247 96
Encompass Health  14,859 1,437
Enhabit (2) 11,500 162
Ensign Group  7,816 1,575
GeneDx Holdings (2) 3,200 205
Guardant Health (2) 18,559 1,714
HealthEquity (2) 11,643 973
Hims & Hers Health (1)(2) 28,877 599
LifeStance Health Group (2) 24,800 158
Molina Healthcare (2) 7,359 981
National HealthCare  1,905 304
NeoGenomics (2) 21,755 161
Option Care Health (2) 24,871 669
Oscar Health, Class A (2) 31,102 357
Pediatrix Medical Group (2) 11,408 244
Pennant Group (2) 7,994 244
Privia Health Group (2) 16,100 331

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
RadNet (2) 11,786 659
Select Medical Holdings  22,405 365
Surgery Partners (1)(2) 10,700 128
Tenet Healthcare (2) 13,664 2,578
18,389
Health Care Technology  0.5%
CareCloud (2) 23,700 86
Certara (2) 21,700 124
Doximity, Class A (2) 18,102 422
Evolent Health, Class A (2) 17,374 40
HealthStream  13,200 273
HeartFlow (2) 3,906 95
Phreesia (2) 13,600 114
Schrodinger (2) 14,200 161
Teladoc Health (1)(2) 29,700 162
Veeva Systems, Class A (2) 20,731 3,642
Waystar Holding (2) 13,856 334
5,453
Life Sciences Tools & Services  1.0%
10X Genomics, Class A (2) 18,024 383
Adaptive Biotechnologies (2) 19,073 265
Avantor (2) 85,207 668
Azenta (1)(2) 7,222 153
BioLife Solutions (2) 10,200 195
Bio-Rad Laboratories, Class A (2) 2,995 835
Bruker  14,612 528
CryoPort (2) 15,400 127
Ginkgo Bioworks Holdings (2) 10,840 66
Illumina (2) 20,753 2,558
Medpace Holdings (2) 3,304 1,586
Omniab, Earn Out Shares $12.50 (2) 525 —
Omniab, Earn Out Shares $15.00 (2) 525 —
Personalis (1)(2) 19,600 125
Repligen (2) 8,521 1,004
Sotera Health (2) 27,001 387
Tempus AI, Class A (1)(2) 13,816 625
9,505
Pharmaceuticals  1.7%
Alto Neuroscience (2) 12,046 271
Alumis (2) 14,500 319
Amphastar Pharmaceuticals (2) 6,490 127
Amylyx Pharmaceuticals (2) 25,000 347

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Arvinas (2) 19,000 201
Atea Pharmaceuticals (1)(2) 56,800 306
Axsome Therapeutics (2) 6,935 1,172
Collegium Pharmaceutical (2) 7,188 238
Contineum Therapeutics, Class A (1)(2) 11,300 148
Corcept Therapeutics (2) 12,743 514
Crinetics Pharmaceuticals (2) 16,648 605
Elanco Animal Health (1)(2) 69,573 1,665
Evolus (2) 27,500 113
EyePoint (2) 16,926 218
Harmony Biosciences Holdings (2) 6,000 168
Harrow (1)(2) 7,100 250
Hyperion DeFi (2) 20,500 71
Indivior Pharmaceuticals (2) 18,143 553
Innoviva (2) 14,911 347
Jazz Pharmaceuticals (2) 7,600 1,437
LENZ Therapeutics (1)(2) 7,535 69
Ligand Pharmaceuticals (2) 2,686 536
Liquidia (2) 10,276 388
MBX Biosciences (2) 7,119 213
Nektar Therapeutics (2) 4,000 288
Nuvation Bio (1)(2) 48,100 206
Ocular Therapeutix (2) 28,980 245
Omeros (2) 13,400 142
Pacira BioSciences (2) 10,400 235
Perrigo  22,631 243
Phibro Animal Health, Class A  6,282 347
Prestige Consumer Healthcare (2) 8,539 506
Rapport Therapeutics (2) 9,064 284
Royalty Pharma, Class A  45,668 2,191
Scilex Holding (2) 6,900 46
SpyGlass Pharma (2) 3,190 83
Supernus Pharmaceuticals (2) 8,500 439
Tarsus Pharmaceuticals (2) 6,459 453
Terns Pharmaceuticals (2) 15,019 792
WaVe Life Sciences (2) 31,771 230
Xeris Biopharma Holdings (2) 37,753 219
17,225
Total Health Care 139,782
INDUSTRIALS & BUSINESS SERVICES  20.1%
Aerospace & Defense  3.7%
AAR (2) 4,955 542
AeroVironment (2) 4,435 812

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Archer Aviation, Class A (1)(2) 87,700 453
ATI (2) 18,315 2,664
BWX Technologies  12,590 2,574
Cadre Holdings  5,905 181
Carpenter Technology  6,773 2,670
Curtiss-Wright  5,165 3,518
Firefly Aerospace (2) 4,888 139
FTAI Aviation  14,031 3,438
HEICO  4,795 1,315
HEICO, Class A  10,093 2,131
Hexcel  14,427 1,168
Intuitive Machines (1)(2) 16,900 314
Karman Holdings (1)(2) 11,868 950
Kratos Defense & Security Solutions (2) 25,694 1,812
Leonardo DRS  11,280 502
Loar Holdings (2) 4,726 271
Mercury Systems (2) 7,900 576
Moog, Class A  3,897 1,140
National Presto Industries  2,413 331
Park Aerospace  6,394 175
Red Cat Holdings (1)(2) 18,200 238
Rocket Lab (2) 64,810 4,162
Safe Pro Group (1)(2) 15,400 59
StandardAero (2) 29,594 764
V2X (2) 2,879 197
VSE  3,947 728
Woodward  8,277 2,962
36,786
Air Freight & Logistics  0.1%
GXO Logistics (2) 14,673 761
Hub Group, Class A  10,561 380
1,141
Building Products  1.5%
AAON (1) 9,101 753
Advanced Drainage Systems  9,486 1,301
Alpha Pro Tech (1)(2) 16,000 71
Apogee Enterprises  5,852 196
Armstrong World Industries  6,465 1,065
AZZ  4,920 616
Carlisle  5,373 1,793
CEA Industries (2) 15,900 46
CSW Industrials  2,392 623

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Fortune Brands Innovations  14,749 575
Gibraltar Industries (2) 5,433 217
Griffon  5,789 421
Hayward Holdings (2) 18,300 245
JELD-WEN Holding (1)(2) 18,400 23
Masterbrand (2) 20,500 170
Modine Manufacturing (2) 7,576 1,642
Owens Corning  12,284 1,329
Resideo Technologies (2) 22,561 760
Simpson Manufacturing  5,581 958
Trex (2) 18,143 661
UFP Industries  8,613 793
Zurn Elkay Water Solutions  16,859 756
15,014
Commercial Services & Supplies  1.2%
ABM Industries  5,678 219
ACCO Brands  30,789 92
ACV Auctions, Class A (2) 37,300 158
Aqua Metals (2) 8,900 38
Brady, Class A  6,569 534
Brink's  6,425 666
Casella Waste Systems, Class A (2) 9,170 727
Cimpress (2) 3,493 255
Clean Harbors (2) 6,061 1,738
CoreCivic (2) 19,896 376
Ennis  15,458 331
Enviri (2) 13,805 271
GEO Group (2) 20,746 349
HNI  7,379 246
Interface  11,639 290
Knightscope, Class A (1)(2) 18,900 79
MillerKnoll  9,500 137
Montrose Environmental Group (2) 6,900 151
MSA Safety  6,058 993
OPENLANE (2) 14,363 419
Pitney Bowes  27,032 299
Quad/Graphics  25,000 165
RB Global  24,141 2,314
Tetra Tech  35,198 1,060
UniFirst  2,177 548
12,455
Construction & Engineering  2.0%
AECOM  17,661 1,498

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ameresco, Class A (2) 6,400 163
API Group (2) 59,280 2,402
Arcosa  6,494 689
Argan  2,149 1,170
Construction Partners, Class A (2) 7,124 792
Dycom Industries (2) 4,209 1,426
Everus Construction Group (2) 7,573 894
Fluor (2) 21,925 1,023
Granite Construction  5,876 704
IES Holdings (2) 1,299 619
MasTec (2) 8,418 2,708
Matrix Service (2) 17,898 205
MYR Group (2) 2,400 678
Primoris Services  8,668 1,240
Sterling Infrastructure (2) 4,370 1,780
Tutor Perini  6,744 521
Valmont Industries  2,712 1,084
WillScot Holdings  28,637 497
20,093
Electrical Equipment  2.0%
Acuity  4,211 1,180
American Superconductor (2) 8,541 289
Amprius Technologies (2) 19,700 332
Array Technologies (1)(2) 32,800 237
Atkore  5,327 314
Bloom Energy, Class A (2) 35,681 4,834
EnerSys  4,783 831
Enovix (1)(2) 38,800 201
Eos Energy Enterprises (1)(2) 50,911 253
Fluence Energy (2) 12,200 168
FuelCell Energy (2) 13,800 90
GrafTech International (2) 10,080 68
LSI Industries  12,943 241
NANO Nuclear Energy (2) 6,400 131
Nextpower, Class A (2) 20,947 2,525
NuScale Power (1)(2) 23,205 252
nVent Electric  22,725 2,688
Plug Power (2) 83,355 188
Powell Industries  1,330 720
Regal Rexnord  8,841 1,656
Sensata Technologies Holding  26,895 947
Shoals Technologies Group, Class A (2) 29,784 196
Stardust Power (2) 22,500 53

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Stem (2) 6,510 58
Sunrun (2) 32,995 447
T1 Energy (2) 31,400 138
Thermon Group Holdings (2) 6,600 333
Vicor (2) 3,500 563
19,933
Ground Transportation  1.1%
ArcBest  3,494 344
Avis Budget Group (1)(2) 2,551 372
Covenant Logistics Group  9,424 256
FTAI Infrastructure (1) 32,300 159
Heartland Express  22,378 233
Knight-Swift Transportation Holdings  21,550 1,241
Landstar System  4,642 744
Lyft, Class A (2) 52,200 694
Marten Transport  18,200 239
RXO (2) 24,743 362
Ryder System  5,058 1,035
Saia (2) 4,213 1,480
U-Haul Holding, Non-Voting  12,554 561
Werner Enterprises  9,353 275
XPO (2) 15,645 3,044
11,039
Machinery  3.9%
AGCO  9,943 1,152
Alamo Group  1,974 326
Albany International, Class A  4,393 229
Allison Transmission Holdings  10,330 1,209
Astec Industries  4,900 264
Atmus Filtration Technologies  15,429 876
Blue Bird (2) 4,695 267
Chart Industries (2) 5,621 1,162
CNH Industrial  101,553 1,117
Crane  6,522 1,115
Donaldson  13,854 1,176
Douglas Dynamics  8,300 349
Enerpac Tool Group  7,377 269
Enpro  2,744 688
Esab  9,110 881
ESCO Technologies  3,270 920
Federal Signal  8,968 970
Flowserve  13,928 1,024
Franklin Electric  3,428 316

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Gates Industrial (2) 27,779 628
Graco  21,246 1,798
Greenbrier  6,800 358
Helios Technologies  6,000 388
Hillman Solutions (2) 29,051 242
Hurco (2) 10,600 156
Hyster-Yale  6,000 195
ITT  10,043 1,914
JBT Marel  7,721 987
Kadant (1) 2,032 594
Kennametal  9,600 347
Lincoln Electric Holdings  7,359 1,833
Microvast Holdings (1)(2) 18,400 28
Middleby (2) 8,778 1,164
Mueller Industries  14,445 1,601
Mueller Water Products, Class A  22,056 606
Oshkosh  7,529 1,108
Palladyne AI (1)(2) 13,100 80
Park-Ohio Holdings  9,709 233
Proto Labs (2) 6,299 359
RBC Bearings (2) 4,447 2,415
Richtech Robotics, Class B (1)(2) 23,600 49
SPX Technologies (2) 6,890 1,378
Standex International  1,457 371
Symbotic (2) 8,500 452
Tennant  3,100 206
Terex  16,556 978
Timken  9,539 959
Titan International (2) 17,050 118
Toro  14,772 1,380
Trinity Industries  7,658 246
Wabash National  18,900 163
Watts Water Technologies, Class A  3,930 1,141
Worthington Enterprises  4,479 234
39,019
Marine Transportation  0.2%
Kirby (2) 7,439 989
Matson  3,850 631
1,620
Passenger Airlines  0.3%
Alaska Air Group (2) 15,412 567
Allegiant Travel (2) 2,900 235
American Airlines Group (2) 78,529 843

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
JetBlue Airways (1)(2) 49,900 221
Joby Aviation (1)(2) 85,800 709
SkyWest (2) 6,107 561
Sun Country Airlines Holdings (2) 12,600 208
Surf Air Mobility (1)(2) 22,900 26
3,370
Professional Services  2.1%
Amentum Holdings (2) 19,634 512
Asure Software (1)(2) 19,499 168
Booz Allen Hamilton Holding  18,407 1,436
CACI International, Class A (2) 2,906 1,580
CBIZ (2) 8,346 224
Concentrix  6,177 169
Conduent (2) 55,440 71
CRA International  1,742 282
CSG Systems International  3,520 281
ExlService Holdings (2) 22,742 692
Exponent  6,816 445
First Advantage (2) 22,995 270
FiscalNote Holdings (1)(2) 24,300 6
FTI Consulting (2) 4,803 849
Genpact  18,704 697
Huron Consulting Group (2) 3,154 402
ICF International  4,101 268
Innodata (1)(2) 5,000 193
Insperity  8,082 219
KBR  16,675 615
Kforce  9,963 291
Korn Ferry  7,413 467
Legalzoom.com (2) 30,000 170
ManpowerGroup  7,115 210
Mastech Digital (2) 14,882 85
Maximus  6,704 430
Parsons (2) 6,865 372
Paycom Software  6,292 765
Paylocity Holding (2) 6,351 686
Planet Labs PBC (1)(2) 38,929 1,088
Resources Connection (1) 24,580 92
Robert Half  14,536 369
Science Applications International  5,778 548
SS&C Technologies Holdings  31,432 2,124
TaskUS, Class A (1) 5,600 38
TransUnion  25,657 1,775

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TriNet Group  6,092 222
TrueBlue (2) 14,440 56
TTEC Holdings (1)(2) 20,690 52
UL Solutions, Class A  9,669 829
Upwork (1)(2) 22,825 250
Verra Mobility (2) 33,203 474
Willdan Group (2) 2,790 214
20,986
Trading Companies & Distributors  2.0%
Air Lease  10,921 709
Applied Industrial Technologies  5,326 1,413
BlueLinx Holdings (2) 4,300 233
Boise Cascade  4,784 363
Core & Main, Class A (2) 27,013 1,334
Distribution Solutions Group (2) 5,808 152
DNOW (2) 34,047 406
EquipmentShare.com, Class A (2) 8,176 167
Ferguson Enterprises  26,166 6,104
GATX  3,825 653
Herc Holdings  4,424 440
McGrath RentCorp  4,285 473
MSC Industrial Direct, Class A  4,929 455
NPK International (2) 16,076 233
QXO (1)(2) 68,823 1,337
Rush Enterprises, Class A  7,516 497
SiteOne Landscape Supply (2) 7,626 1,015
Titan Machinery (2) 9,700 162
Watsco (1) 4,451 1,619
WESCO International  5,938 1,625
Willis Lease Finance  1,130 192
Xometry, Class A (1)(2) 7,500 306
19,888
Total Industrials & Business Services 201,344
INFORMATION TECHNOLOGY  16.4%
Communications Equipment  0.6%
Applied Optoelectronics (2) 8,900 753
Calix (2) 9,183 450
Clearfield (1)(2) 4,400 116
Digi International (2) 5,148 248
Extreme Networks (2) 15,246 230
Harmonic (2) 16,900 152
KVH Industries (2) 37,763 338

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
NETGEAR (2) 4,983 109
NetScout Systems (2) 10,900 347
Ondas Inc (1)(2) 62,430 564
Ribbon Communications (2) 12,405 26
Ubiquiti  552 436
Viasat (2) 18,613 852
Viavi Solutions (2) 32,200 1,072
Vistance Networks (2) 29,700 541
6,234
Electronic Equipment, Instruments & Components  2.7%
Advanced Energy Industries  5,329 1,720
Arlo Technologies (2) 21,152 301
Arrow Electronics (2) 6,434 923
Avnet  11,109 684
Badger Meter  4,300 655
Bel Fuse, Class B  2,116 419
Belden  7,744 889
Benchmark Electronics  6,799 381
Cognex  27,502 1,347
Crane NXT (1) 5,135 208
CTS  7,145 341
ePlus  3,279 247
Fabrinet (2) 5,173 2,698
Flex (2) 49,245 3,224
Insight Enterprises (2) 3,508 235
IPG Photonics (2) 4,400 504
Itron (2) 5,447 488
Kimball Electronics (2) 7,668 182
Knowles (2) 12,529 322
Lightwave Logic (1)(2) 45,259 318
Littelfuse  3,038 1,031
Methode Electronics  16,250 90
Mirion Technologies (2) 26,500 493
nLight (2) 8,029 458
Novanta (1)(2) 5,628 665
OSI Systems (2) 1,938 514
Ouster (2) 9,300 171
PC Connection  1,605 94
Plexus (2) 4,246 860
Ralliant  17,274 718
Rogers (2) 2,650 284
Sanmina (2) 7,018 910
ScanSource (2) 3,499 127

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TD SYNNEX  9,589 1,618
TTM Technologies (2) 14,280 1,391
Vishay Intertechnology  11,820 213
Vishay Precision Group (2) 4,946 215
Vontier  22,288 790
26,728
IT Services  2.9%
Applied Digital (1)(2) 34,043 808
ASGN (2) 8,569 332
BigBear.ai Holdings (1)(2) 62,260 219
Cloudflare, Class A (2) 43,055 8,884
CoreWeave, Class A (1)(2) 30,691 2,378
DigitalOcean Holdings (1)(2) 9,454 811
DXC Technology (2) 25,163 316
Fastly, Class A (2) 21,500 625
Hackett Group  23,610 307
Kyndryl Holdings (2) 30,190 396
MongoDB (2) 11,092 2,715
Okta (2) 23,765 1,870
Snowflake (2) 46,909 7,075
Twilio, Class A (2) 20,417 2,569
Unisys (2) 23,252 48
Whitefiber (2) 3,760 45
29,398
Semiconductors & Semiconductor Equipment  4.3%
ACM Research, Class A (2) 7,242 285
Aehr Test Systems (1)(2) 4,564 169
Allegro MicroSystems (2) 17,135 540
Alpha & Omega Semiconductor (2) 5,600 124
Ambarella (2) 5,100 262
Amkor Technology  13,374 602
Astera Labs (2) 18,200 1,995
Atomera (1)(2) 12,600 48
Axcelis Technologies (2) 4,702 438
AXT (2) 6,807 388
Cirrus Logic (2) 6,714 971
Cohu (2) 8,235 252
Credo Technology Group Holding (2) 22,281 2,091
Diodes (2) 4,571 312
Enphase Energy (2) 16,715 632
Entegris  23,207 2,721
FormFactor (2) 10,803 1,048
Impinj (2) 4,144 426

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
indie Semiconductor, Class A (1)(2) 18,600 60
Kulicke & Soffa Industries  8,865 583
Lattice Semiconductor (2) 22,250 2,064
MACOM Technology Solutions Holdings (2) 9,443 2,097
Marvell Technology  119,517 11,838
MaxLinear (2) 11,870 206
MKS  10,366 2,382
Navitas Semiconductor (1)(2) 28,700 252
NVE (1) 1,647 108
Onto Innovation (2) 6,275 1,287
Penguin Solutions (2) 9,470 167
Photronics (2) 8,688 351
Power Integrations (1) 6,700 343
Qorvo (2) 10,391 804
Rambus (2) 18,154 1,562
Rigetti Computing (2) 44,775 629
Semtech (2) 12,411 954
Silicon Laboratories (2) 3,728 776
SiTime (2) 3,003 1,037
SolarEdge Technologies (1)(2) 8,333 425
Synaptics (2) 6,082 426
Ultra Clean Holdings (2) 6,295 391
Universal Display  5,321 488
Veeco Instruments (2) 5,460 185
42,719
Software  5.4%
A10 Networks  23,172 536
ACI Worldwide (2) 16,223 665
Adeia  22,764 547
Agilysys (2) 3,981 283
Alarm.com Holdings (2) 7,821 338
Appfolio, Class A (2) 3,793 599
Appian, Class A (2) 6,301 152
Asana, Class A (1)(2) 16,541 106
Atlassian, Class A (2) 23,066 1,574
Aurora Innovation (1)(2) 169,524 698
Bentley Systems, Class B (1) 16,243 570
BILL Holdings (2) 16,183 620
BitMine Immersion Technologies (1) 61,483 1,216
Blackbaud (2) 4,834 187
BlackLine (2) 6,582 244
Box, Class A (2) 22,260 526
Braze, Class A (2) 14,566 344

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
C3.ai, Class A (1)(2) 22,400 189
CCC Intelligent Solutions Holdings (2) 96,297 578
Cerence (1)(2) 16,888 107
Cipher Digital (1)(2) 40,186 517
Circle Internet Group (2) 7,161 683
Cleanspark (1)(2) 37,805 322
Clearwater Analytics Holdings, Class A (2) 43,905 1,038
Commvault Systems (2) 6,659 519
Consensus Cloud Solutions (2) 7,067 168
Core Scientific (1)(2) 45,423 680
CYNGN (2) 20,900 35
Digimarc (1)(2) 19,100 94
Digital Turbine (1)(2) 15,700 45
Docusign (2) 28,094 1,332
Dolby Laboratories, Class A (1) 7,313 439
Domo, Class B (1)(2) 15,600 48
Dropbox, Class A (2) 19,225 437
D-Wave Quantum (1)(2) 47,277 682
Dynatrace (2) 36,647 1,355
Elastic (2) 12,300 615
Five9 (2) 9,410 143
Freshworks, Class A (2) 30,158 242
Gitlab, Class A (2) 22,026 477
Guidewire Software (2) 11,235 1,680
HubSpot (2) 7,503 1,831
Hut 8 (2) 13,697 642
Intapp (2) 9,817 252
Intellicheck (2) 19,500 136
InterDigital (1) 4,341 1,311
Klaviyo, Class A (1)(2) 19,477 379
Life360 (1)(2) 10,890 445
LivePerson (2) 16,600 42
LiveRamp Holdings (2) 8,990 238
Manhattan Associates (2) 8,409 1,119
MARA Holdings (1)(2) 39,422 322
Mitek Systems (2) 18,497 250
N-able (2) 25,150 117
nCino (2) 17,601 264
NCR Voyix (1)(2) 20,367 129
Nutanix, Class A (2) 37,694 1,433
ON24 (2) 32,158 260
OneSpan  15,400 162
PAR Technology (1)(2) 9,530 127

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pegasystems  15,098 643
Procore Technologies (2) 18,113 1,032
Progress Software (2) 7,268 186
Q2 Holdings (2) 9,764 462
Qualys (2) 4,419 388
Rapid7 (1)(2) 11,543 64
RingCentral, Class A  9,151 340
Riot Platforms (2) 45,800 566
Rubrik, Class A (2) 19,019 931
SailPoint (1)(2) 13,031 173
Samsara, Class A (2) 56,525 1,791
SentinelOne, Class A (2) 42,208 544
ServiceTitan, Class A (2) 8,249 523
SoundHound AI, Class A (1)(2) 52,108 358
Sprinklr, Class A (2) 17,700 106
SPS Commerce (2) 3,281 183
Strategy (1)(2) 42,967 5,362
T3 Defense (2) 13,900 10
Telos (2) 35,700 150
Tenable Holdings (2) 13,989 237
Teradata (2) 11,751 301
Terawulf (1)(2) 47,916 691
UiPath, Class A (1)(2) 55,311 614
Unity Software (2) 47,040 1,032
Varonis Systems (2) 16,851 362
Veritone (1)(2) 28,200 56
Vertex, Class A (2) 11,530 137
Workiva (2) 8,758 522
Yext (2) 23,700 91
Zeta Global Holdings, Class A (2) 28,433 453
Zoom Communications (2) 33,971 2,731
Zscaler (2) 14,632 2,053
54,181
Technology Hardware, Storage & Peripherals  0.5%
Eastman Kodak (1)(2) 19,000 172
Everpure, Class A (2) 41,845 2,470
GPGI (1) 13,323 228
Immersion (1) 20,635 113
IonQ (1)(2) 48,769 1,406
Quantum (1)(2) 11,000 52
Quantum Computing (1)(2) 26,799 184

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Turtle Beach (2) 10,100 102
4,727
Total Information Technology 163,987
MATERIALS  4.8%
Chemicals  1.7%
Ashland  6,077 338
Aspen Aerogels (2) 16,921 58
Avient  13,478 489
Axalta Coating Systems (2) 28,663 794
Balchem  5,282 895
Cabot  7,820 589
Celanese  14,842 976
Chemours  19,919 439
Eastman Chemical  11,929 910
Ecovyst (2) 26,100 336
Element Solutions  28,044 958
FMC  13,713 236
Hawkins  2,813 432
HB Fuller  8,670 535
Huntsman  22,389 298
Ingevity (2) 6,600 470
Innospec  4,684 342
Kronos Worldwide  30,100 198
Minerals Technologies  3,310 235
NewMarket  880 564
Olin  17,067 507
Orion  43,600 283
Perimeter Solutions (2) 19,823 484
PureCycle Technologies (1)(2) 27,100 141
Quaker Chemical  2,496 310
RPM International  19,986 1,987
Scotts Miracle-Gro  7,759 472
Sensient Technologies  5,280 456
Solstice Advanced Materials  21,570 1,643
Stepan  3,500 175
Westlake  5,653 660
17,210
Construction Materials  0.6%
Amrize (2) 68,711 3,849
Eagle Materials  4,467 846
Knife River (2) 10,863 887
5,582

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.6%
AptarGroup  8,142 1,026
Crown Holdings  13,698 1,373
Graphic Packaging Holding  41,673 414
Greif, Class A  5,190 348
Myers Industries  9,748 206
O-I Glass (2) 27,600 290
Ranpak Holdings (1)(2) 21,200 76
Sealed Air (1) 22,617 951
Silgan Holdings (1) 11,843 460
Sonoco Products  10,907 590
TriMas  5,886 212
5,946
Metals & Mining  1.8%
Alcoa  31,706 2,103
Alpha Metallurgical Resources (2) 1,673 343
American Battery Technology (2) 17,200 48
Century Aluminum (2) 7,258 426
Cleveland-Cliffs (2) 75,326 636
Coeur Mining (2) 147,458 2,768
Commercial Metals  14,049 863
Compass Minerals International (2) 8,400 196
Hecla Mining  96,193 1,792
Ivanhoe Electric (2) 26,964 319
Kaiser Aluminum  2,336 282
Materion  3,100 448
Metallus (2) 13,800 225
MP Materials (1)(2) 19,721 952
Reliance  7,638 2,321
Royal Gold  11,376 2,895
Ryerson Holding  14,085 317
USA Rare Earth (1)(2) 31,754 481
Warrior Met Coal  9,636 898
Worthington Steel  5,579 169
18,482
Paper & Forest Products  0.1%
Clearwater Paper (2) 6,688 96
Louisiana-Pacific  9,995 727
Magnera (2) 10,600 101
Sylvamo  4,392 186
1,110
Total Materials 48,330

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  5.3%
Diversified Real Estate Investment Trusts  0.4%
AH Realty Trust, REIT  47,957 264
Broadstone Net Lease, REIT  30,786 562
Essential Properties Realty Trust, REIT  19,229 584
Gladstone Commercial, REIT  18,817 215
Global Net Lease, REIT  29,521 276
WP Carey, REIT  27,365 1,860
3,761
Health Care Real Estate Investment Trusts  0.7%
American Healthcare REIT, REIT  23,356 1,101
CareTrust REIT, REIT  25,517 935
Chiron Real Estate, REIT  9,079 300
Diversified Healthcare Trust, REIT  43,789 291
Healthcare Realty Trust, REIT  53,628 911
LTC Properties, REIT  3,550 132
Medical Properties Trust, REIT (1) 65,730 304
National Health Investors, REIT  6,330 512
Omega Healthcare Investors, REIT  34,634 1,518
Sabra Health Care REIT, REIT  31,977 615
Universal Health Realty Income Trust, REIT  6,516 264
6,883
Hotel & Resort Real Estate Investment Trusts  0.3%
Apple Hospitality REIT, REIT  43,846 505
DiamondRock Hospitality, REIT  30,600 287
Park Hotels & Resorts, REIT (1) 17,448 184
Pebblebrook Hotel Trust, REIT  23,553 297
Ryman Hospitality Properties, REIT  6,715 619
Service Properties Trust, REIT (1) 47,800 65
Summit Hotel Properties, REIT  47,200 209
Sunstone Hotel Investors, REIT  16,394 148
Xenia Hotels & Resorts, REIT  17,149 254
2,568
Industrial Real Estate Investment Trusts  0.6%
Americold Realty Trust, REIT (1) 36,129 414
EastGroup Properties, REIT  7,839 1,451
First Industrial Realty Trust, REIT  13,896 804
Innovative Industrial Properties, REIT  4,983 250
Lineage, REIT (1) 9,458 310
LXP Industrial Trust, REIT  7,888 365
Rexford Industrial Realty, REIT  34,744 1,137
STAG Industrial, REIT  19,477 702

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  16,467 1,011
6,444
Office Real Estate Investment Trusts  0.4%
COPT Defense Properties, REIT  7,705 236
Cousins Properties, REIT  15,069 340
Douglas Emmett, REIT  24,962 235
Empire State Realty Trust, Class A, REIT  38,874 202
Highwoods Properties, REIT  7,240 155
JBG SMITH Properties, REIT (1) 16,315 238
Kilroy Realty, REIT  17,700 499
NET Lease Office Properties, REIT  16,021 185
Piedmont Realty Trust, Class A, REIT (2) 29,300 193
Postal Realty Trust, Class A, REIT  21,812 405
SL Green Realty, REIT  10,988 406
Vornado Realty Trust, REIT  27,557 716
3,810
Real Estate Management & Development  0.7%
Compass, Class A (2) 96,099 702
Cushman & Wakefield (2) 37,912 465
Douglas Elliman (2) 40,938 67
FRP Holdings (2) 14,996 328
Howard Hughes Holdings (2) 2,800 177
Jones Lang LaSalle (2) 6,777 2,062
Kennedy-Wilson Holdings  23,700 256
Newmark Group, Class A  18,342 275
Opendoor Technologies (2) 99,832 467
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 2
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 1
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 1
Seaport Entertainment Group (1)(2) 8,311 179
Seritage Growth Properties, Class A (1)(2) 31,645 89
St. Joe  5,858 368
Tejon Ranch (2) 12,850 242
Zillow Group, Class A (2) 5,741 238
Zillow Group, Class C (2) 23,671 980
6,899
Residential Real Estate Investment Trusts  0.6%
American Homes 4 Rent, Class A, REIT  47,780 1,334
Bluerock Homes Trust, REIT (1) 6,174 70
Centerspace, REIT (1) 3,957 227
Equity LifeStyle Properties, REIT  27,639 1,725
Independence Realty Trust, REIT  20,465 305

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sun Communities, REIT  18,432 2,322
UMH Properties, REIT  16,772 242
Veris Residential, REIT  11,270 213
6,438
Retail Real Estate Investment Trusts  0.8%
Acadia Realty Trust, REIT  26,804 512
Agree Realty, REIT  13,897 1,048
Alexander's, REIT  915 216
Brixmor Property Group, REIT  48,667 1,402
Curbline Properties, REIT  16,888 435
Getty Realty, REIT  11,622 370
InvenTrust Properties, REIT  3,344 102
Kite Realty Group Trust, REIT  26,325 646
Macerich, REIT  28,354 536
NNN REIT, REIT  23,243 977
Phillips Edison, REIT  12,370 463
Saul Centers, REIT  10,119 330
Tanger, REIT  14,049 477
Urban Edge Properties, REIT  9,367 187
7,701
Specialized Real Estate Investment Trusts  0.8%
CubeSmart, REIT  36,436 1,335
EPR Properties, REIT  6,521 326
Four Corners Property Trust, REIT  6,401 151
Gaming & Leisure Properties, REIT  37,490 1,664
Gladstone Land, REIT  23,119 236
Global Self Storage, REIT  19,971 102
Lamar Advertising, Class A, REIT  14,243 1,804
Millrose Properties, REIT  15,090 423
National Storage Affiliates Trust, REIT (1) 8,516 321
Outfront Media, REIT  18,232 483
Rayonier, REIT  45,768 944
Safehold, REIT  6,308 85
Smartstop Self Storage REIT, REIT  10,425 316
8,190
Total Real Estate 52,694
UTILITIES  2.1%
Electric Utilities  0.6%
Genie Energy, Class B  18,086 256
Hawaiian Electric Industries (2) 25,000 371
IDACORP (1) 5,405 773
MGE Energy  6,209 480

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
OGE Energy  28,755 1,379
Oklo (1)(2) 17,203 853
Otter Tail  6,824 599
Portland General Electric  18,125 956
TXNM Energy  9,982 584
6,251
Gas Utilities  0.7%
Chesapeake Utilities  4,288 542
MDU Resources Group  26,694 553
National Fuel Gas  14,108 1,326
New Jersey Resources  13,704 753
Northwest Natural Holding  10,145 540
ONE Gas  7,678 661
RGC Resources  8,179 181
Southwest Gas Holdings  8,070 701
Spire  4,974 450
UGI  24,992 910
6,617
Independent Power & Renewable Electricity
Producers  0.3%
Clearway Energy, Class C  9,093 357
Ormat Technologies  8,190 917
Talen Energy (2) 5,824 1,859
3,133
Multi-Utilities  0.2%
Avista  10,850 436
Black Hills  8,110 563
Northwestern Energy Group  8,468 558
Unitil  8,907 465
2,022
Water Utilities  0.3%
American States Water  6,799 514
California Water Service Group  10,814 491
Essential Utilities  31,916 1,285
H2O America  4,960 291
Middlesex Water  7,354 383
2,964
Total Utilities 20,987
Total Common Stocks (Cost $600,704) 998,768

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.71% (4)(5) 2,057,853 2,058
Total Short-Term Investments (Cost $2,058) 2,058
SECURITIES LENDING COLLATERAL  2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Treasury Reserve Fund, 3.68% (4)(5) 27,909,221 27,909
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 27,909
Total Securities Lending Collateral (Cost $27,909) 27,909
Total Investments in Securities  102.7%
(Cost $630,671) $ 1,028,735
Other Assets Less Liabilities (2.7)% (27,426)
Net Assets 100.0% $ 1,001,309
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7 Russell 2000 E-Mini Index contracts 6/26 879 $ 6
Long, 3 S&P 400 E-Mini MidCap Index contracts 6/26 1,019 3
Net payments (receipts) of variation margin to date 49
Variation margin receivable (payable) on open futures contracts $ 58

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 28
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 28+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 2,271  ¤  ¤ $ 2,058
T. Rowe Price Treasury
Reserve Fund, 3.68% 44,617  ¤  ¤ 27,909
Total $ 29,967^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,967.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Extended Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Extended Equity Market Index Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F124-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 998,768 $ — $ — $ 998,768
Short-Term Investments 2,058 — — 2,058
Securities Lending Collateral 27,909 — — 27,909
Total Securities 1,028,735 — — 1,028,735
Futures Contracts* 9 — — 9
Total $ 1,028,744 $ — $ — $ 1,028,744
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.